MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues
The following table presents total revenues for the years ended December 31, 2014, 2013 and 2012, respectively:

	Year ended December 31,
	2014	2013	2012

USA	$185,583	$123,399	$86,759
Australia	107,539	89,894	88,935
Canada	57,898	49,214	40,322
Israel	41,286	42,024	36,373
Europe	23,109	22,973	20,749
Rest of World	31,987	29,050	23,426

	$447,402	$356,554	$296,564

Schedule of Long-Lived Assets
	December 31,
	2014	2013

Israel	$93,976	$85,491
Australia	1,857	2,019
USA	75,873	4,748
Canada	1,144	1,197
Rest of World	143	179

	$172,993	$93,634